Earnings Per Unit of the Operating Partnership (Computations of Basic and Diluted Earnings Per Unit) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Unit of the Operating Partnership [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	$ 474	$ 1,703	$ 1,782
BIOMED REALTY, L.P. [Member]
Earnings Per Unit of the Operating Partnership [Line Items]
Income from continuing operations																	42,240	37,611	58,408
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest																	44	48	64
Dividends, Preferred Stock																	(16,198)	(16,963)	(16,963)
Income (Loss) from Continuing Operations Attributable to the Parent, Basic																	24,866	19,763	40,776
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	474	1,703	1,782
Net Income Loss Attributable To Unit Holders Basic and Diluted																	25,340	21,466	42,558
Weighted Average Number of Shares Outstanding, Basic																	135,549,934	115,572,569	94,005,382
Income (Loss) from Continuing Operations, Per Basic and Diluted Share																	$ 0.19	$ 0.17	$ 0.43
Participating Securities, Distributed and Undistributed Earnings																	$ (1,220)	$ (933)	$ (733)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share																	$ 0.00	$ 0.02	$ 0.02
Net Income per Unit Attributable to Unitholders, Basic and Diluted	$ (3,651,000.00)	[1]	$ (3,901,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ 0.19	$ 0.19	$ 0.45

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.